Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Sep. 30, 2021
Right of use asset, net	$ 9,888	[1]		$ 8,272
Operating Lease, Liability	13,054
Lease liability included in operating cash flow	$ 3,310
Weighted average remaining lease term	3 years 4 months 24 days
Weighted average discount rate	7.50%
Finance Lease, Weighted Average Remaining Lease Term	3 years 9 months 18 days
Finance Lease, Weighted Average Discount Rate, Percent	7.50%
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 505
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	598
Sublease Income	274		$ 587
Minimum required parking			$ 3,773
Selling, General and Administrative Expenses
Short-term Lease, Cost	3,515
Finance lease costs	429
Accounts Payable and Accrued Liabilities [Member]
Operating Lease, Liability	3,351
Long Term Lease Liabilities [Member]
Operating Lease, Liability	$ 10,271

[1]	The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date and was retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.